Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Loss	$ (7,237,691)	$ (539,366)	$ (313,274)	$ (1,763,793)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest and dividend income on investments held in Trust Account	(837,993)	(957,962)	(2,747)	(2,030,383)
Unrealized loss in forward purchase units	3,220,000
Formation costs paid by Sponsor in exchange for Class B ordinary shares			11,770
Changes in operating assets and liabilities:
Prepaid expenses	62,025	244,894	(449,448)	342,269
Accounts payable	4,695,568	486,412	10,035	773,020
Accounts payable – related party	(60,868)	44,508	49,182	55,626
Accrued expenses	(858,233)	101,844	126,644	1,784,158
Accrued expenses – related party	(10,977)
Net cash used in operating activities	(1,028,169)	(619,670)	(567,838)	(839,103)
Cash Flows from Investing Activities:
Cash deposited into Trust Account			(233,450,000)	(196,631)
Cash withdrawn from Trust Account for payment to redeeming shareholders				210,161,774
Advances to Trust Account	(809,446)
Proceeds from Trust Account for payment to redeeming shareholders	4,041,203
Net cash provided by investing activities	3,231,757		(233,450,000)	209,965,143
Cash Flows from Financing Activities:
Proceeds from promissory note – related party			223,765
Repayment of promissory note – related party			(223,765)
Proceeds from convertible promissory notes – related party	1,832,885			221,631
Proceeds from sale of private placement warrants			10,050,000
Proceeds from initial public offering, net of underwriting discount paid			225,400,000
Payment to redeeming shareholders	(4,041,203)			(210,161,774)
Payment of offering costs		(7,000)	(613,329)
Net cash used in financing activities	(2,208,318)	(7,000)	234,836,671	(209,940,143)
Net Change in Cash	(4,730)	(626,670)	818,833	(814,103)
Cash – Beginning of period	4,730	818,833		818,833
Cash – End of period		192,163	818,833	4,730
Supplemental disclosures of non-cash investing and financing activities:
Accretion of Class A ordinary shares subject to redemption value	1,647,439	860,709	25,994,420	2,129,761
Reduction of deferred underwriting fee payable	2,415,000		8,050,000
Initial measurement of forward purchase units	$ 3,830,000
Offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor			13,230
Offering costs included in accrued offering costs			$ 231,235